Note 11 - Share-Based Awards Plan (Details) - Weighted-Average Grant-Date Fair Value of Non-Vested Stock Options (USD $)	12 Months Ended
Dec. 31, 2014
Weighted-Average Grant-Date Fair Value of Non-Vested Stock Options [Abstract]
Non-vested on January 1, 2014	105,500
Non-vested on January 1, 2014	$ 1.92
Non-vested on December 31, 2014	303,125
Non-vested on December 31, 2014	$ 2.16
Granted	336,000
Granted	$ 2.21
Vested	(135,125)
Vested	$ 2.10
Forfeited	(3,250)
Forfeited	$ 1.92